1
Gabelli Commercial Aerospace & Defense ETF
Schedule of Investments — March 31, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 82.1%
1,320
Albany International Corp., Cl. A ............
$ 117,955
2,527
Cadre Holdings Inc. ................................
54,432
1,370
Crane Holdings Co. .................................
155,495
200
Elbit Systems Ltd. ...................................
34,042
350
General Dynamics Corp. ........................
79,873
900
HEICO Corp. ...........................................
153,936
2,230
Hexcel Corp. ...........................................
152,198
1,170
Honeywell International Inc. ....................
223,610
2,380
Howmet Aerospace Inc. ..........................
100,841
6,500
Kaman Corp. ...........................................
148,590
2,800
Kratos Defense & Security Solutions
Inc.† ....................................................
37,744
780
L3Harris Technologies Inc. ......................
153,067
1,080
Leidos Holdings Inc. ...............................
99,425
2,500
Leonardo DRS Inc.† ...............................
32,425
240
Lockheed Martin Corp. ...........................
113,455
540
Mercury Systems Inc.† ...........................
27,605
2,369
Mynaric Agnamens Aktien O N, ADR† ...
14,498
320
Northrop Grumman Corp. .......................
147,750
3,800
Park Aerospace Corp. ............................
51,110
1,650
Raytheon Technologies Corp. .................
161,585
10,473
Redwire Corp.† .......................................
31,733
5,000
Spirit AeroSystems Holdings Inc., Cl. A ..
172,650
17,320
Terran Orbital Corp.† ..............................
31,869
2,130
Textron Inc. .............................................
150,442
900
The Boeing Co.† .....................................
191,187
5,100
Triumph Group Inc.† ...............................
59,109
2,696,626
Aviation: Parts and Services – 17.9%
540
AAR Corp.† ............................................
29,457
2,200
Astronics Corp.† .....................................
29,392
390
Curtiss-Wright Corp. ...............................
68,741
3,180
Ducommun Inc.† ....................................
173,978
1,650
Moog Inc., Cl. A ......................................
166,238
1,220
Woodward Inc. ........................................
118,791
586,597
TOTAL INVESTMENTS — 100.0%
(cost $3,306,396) ....................................
$ 3,283,223
† Non-income producing security.
ADR    American Depositary Receipt